Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	4 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	13 years